TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of income			$ (1,841)	$ (7,008)	$ 23,866
Statutory tax rate		34.00%	24.00%	25.00%	26.50%
Theoretical tax expense on the above amount at the Israeli statutory tax rate			$ (442)	$ (1,752)	$ 6,324
Tax adjustment in respect of different tax rate of foreign subsidiary			334	427	622
Non-deductible expenses and other permanent differences			375	200	322
Deferred taxes on losses for which valuation allowance was provided, net			1,288	463	377
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net			(709)		(555)
Stock compensation relating to stock options per ASC No. 718			1,976	1,342	1,186
Income taxes in respect of prior years			(1,038)
Change of Federal tax rate			3,249
Approved, Privileged and Preferred enterprise benefits	[1]		347	916	(3,047)
Other			272	55	68
Taxes on income			$ 5,652	$ 1,651	$ 5,297
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status			$ 0.00	$ 0.03	$ 0.07
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status			$ 0.00	$ 0.03	$ 0.06

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status $0.07, $0.03 and $0.03 for the year ended December 31, 2015, 2016 and 2017 respectively. Diluted earnings per share amounts of the benefit resulting from the "Approved Privileged and Preferred Enterprise" status $0.06, $0.03 and $0.03 for the year ended December 31, 2015, 2016 and 2017 respectively